Borrowings - Summary of types of Borrowings both Current and Non-current (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total	£ 4,886	£ 4,843
Short-term bank loans, overdrafts and commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Total	464	521
Term debt, excluding fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	1,905	2,320
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Total	10	14
Term debt, in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	2,069	1,399
Term debt, previously in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	438	589
Within 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total	678	1,159
Within 1 year [member] | Short-term bank loans, overdrafts and commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Total	464	521
Within 1 year [member] | Term debt, excluding fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	209	299
Within 1 year [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Total	5	5
Within 1 year [member] | Term debt, previously in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total		334
More than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total	4,208	3,684
More than 1 year [member] | Term debt, excluding fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	1,696	2,021
More than 1 year [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Total	5	9
More than 1 year [member] | Term debt, in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	2,069	1,399
More than 1 year [member] | Term debt, previously in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	£ 438	£ 255